Schedule of Fair Value Estimates for Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Carrying Amount [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Cash, cash equivalents and restricted cash	$ 4,196	$ 3,735
Loans receivable, net	56,650	46,943
Accrued interest on loans	670	598
Customer interest escrow	766	479
Accrued interest payable	650	2,464
Carrying Amount [Member] | Secured Debt [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Notes payable	23,173	20,016
Carrying Amount [Member] | Unsecured Debt [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Notes payable	30,110	27,713
Estimated Fair Value [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Cash, cash equivalents and restricted cash	4,196	3,735
Loans receivable, net	56,650	46,943
Accrued interest on loans	670	598
Customer interest escrow	766	479
Accrued interest payable	650	2,464
Estimated Fair Value [Member] | Secured Debt [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Notes payable	23,173	20,016
Estimated Fair Value [Member] | Unsecured Debt [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Notes payable	$ 30,110	$ 27,713